SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 1,064	$ 1,427	$ 2	$ 2,345
Tax at the domestic income tax rate		243	1	399
Tax effect of expenses that are not deductible in determining taxable profit		27	6	391
Under provision in prior years		7	37	34
Tax effect of non-taxable incomes		(42)	(44)	(98)
Tax incentives				(110)
Others				2
Income Tax Expense (Benefit)	$ 175	$ 235		$ 618